Annual Fund Operating Expenses - Invesco Bloomberg Commodity Strategy ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.59%
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.10%	[2]
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and/or Expense Reimbursement	0.10%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Through August 31, 2022, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.